SCHEDULE OF OTHER EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Share issue costs		$ 1,254,629
Write off of accounts receivable	297,746	140,011
Other	(1,641)	13,169
Total Other expenses	$ 296,105	$ 1,407,809